Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	May 25, 2025	Dec. 05, 2024	Aug. 08, 2024	Dec. 15, 2022	Dec. 15, 2022	May 02, 2022	Jan. 04, 2021	May 16, 2019	Jul. 18, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Shareholders Equity [Abstract]
Issuance of ordinary shares							800,000	400,000	700,000
Shares issued, Price per share (in Dollars per share)								$ 2.5
Gross proceeds (in Dollars)							$ 2,000	$ 1,000
Issuance expenses (in Dollars)							$ 1,841	$ 65
Warrants shares							720,000
Warrants exercise price (in Dollars per share)										$ 2.2
Warrants exercisable term										1 year 3 months 29 days
Common stock issued and outstanding rate								40.00%
Warrant issued as fees to placement agent						8,100		60,000
Warrants exercised shares										5,000
Net cash (in Dollars)										$ 1,980
Purchase price per shares (in Dollars per share)							$ 2,500
Authorized share capital				3,000,000
Ordinary shares, shares authorized										11,000,000	11,000,000
Sale of units						450,000
Purchase price per shares (in Dollars per share)						$ 2.2
Exercise price per shares (in Dollars per share)						$ 2.2
Total amount (in Dollars)						$ 990
Net issuance expenses (in Dollars)						$ 911
Ordinary shares issued										7,028,934	5,792,559
Shares reserved for issuances													500,000
Capital gain tax rate										25.00%
Issued options	25,000
Exercisable annual period										3 years
Vesting period										5 years
Share-based compensation expense (in Dollars)										$ 42	$ 74	$ 98
Bonus amount (in Dollars)										102
Intrinsic value of options (in Dollars)										$ 188	$ 129	$ 0
Stock Option [Member]
Shareholders Equity [Abstract]
Options available for future grants										180,700
Vesting period										3 years
Weighted-average grant-date fair value of options granted (in Dollars per share)										$ 1.25	$ 0.87	$ 0
Weighted-average grant-date fair value of unvested options (in Dollars per share)										$ 1.06
Options exercised										211,375	23,333	46,500
Non-vested share-based compensation (in Dollars)										$ 41	$ 52
Directors and Officers [Member]
Shareholders Equity [Abstract]
Issued options			37,500							25,000
Board of Directors [Member]
Shareholders Equity [Abstract]
Number of trading days										20
CEO [Member]
Shareholders Equity [Abstract]
Issued options		21,208
Number of trading days										20
Common Stock [Member]
Shareholders Equity [Abstract]
Warrants exercised shares										300,000
Net cash (in Dollars)										$ 11
Ordinary shares issued										5,000
Options exercised											23,333	46,500
Common Stock [Member] | Warrant [Member]
Shareholders Equity [Abstract]
Warrants exercised shares										720,000
Common Stock [Member] | Directors and Officers [Member]
Shareholders Equity [Abstract]
Issued options										37,500
Securities Purchase Agreement [Member] | Common Stock [Member]
Shareholders Equity [Abstract]
Net cash (in Dollars)										$ 990
Investor [Member]
Shareholders Equity [Abstract]
Warrants shares								240,000
Warrants exercise price (in Dollars per share)							$ 2.75	$ 3.3
Warrants exercisable term								3 years 6 months
Common Stock [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares									200,000
Minimum [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares					300,000
Minimum [Member] | Common Stock [Member]
Shareholders Equity [Abstract]
Ordinary shares, shares authorized				8,000,000	8,000,000
Maximum [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares					1,000,000
Maximum [Member] | Common Stock [Member]
Shareholders Equity [Abstract]
Ordinary shares, shares authorized				11,000,000	11,000,000